TAXATION	12 Months Ended
Dec. 31, 2020
TAXATION
TAXATION

20.   TAXATION

Enterprise income tax:

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, subsidiaries in British Virgin Islands are not subject to tax on income or capital gains. In addition, upon payments of dividends by these companies to their shareholders, no British Virgin Islands withholding tax will be imposed.

United States

US Proton is incorporated in the State of Delaware, U.S.A. in 2011. The entity is subject to U.S. Federal and state Income Tax (graduated income tax rate were 21%in 2018, 2019 and 2020 on its taxable income under the current laws of the United States of America. The company’s activities are located solely in the state of Texas, as such it is subject to Texas Franchise Tax. The amount of current income tax for federal and state for US Proton was 2,867, -1,358 and 1,672 (USD$256) for the years ended December 31, 2018, 2019, and 2020.

Singapore

China Medstar is incorporated in Singapore and does not conduct any substantive operations of its own. CHS, incorporated in Singapore, was acquired in April 2015 and was in a loss position since its establishment. No provision for Singapore profits tax has been made in the consolidated financial statements as the companies have no assessable profits for the years ended December 31, 2018, 2019 and 2020. In addition, upon payments of dividends by China Medstar and CHS to its shareholder, no Singapore withholding tax will be imposed.

Hong Kong

Subsidiaries in Hong Kong do not conduct any substantive operations of their own.

No provision for Hong Kong profits tax has been made in the consolidated financial statements as the Group has no assessable profits for the year presented. In addition, upon payment of dividends by these companies to their shareholders, no Hong Kong withholding tax will be imposed.

China

The applicable rate for China entities is subject to the PRC EIT at the rate of 25%for the period since 2012.

Dividends paid by PRC subsidiaries of the Group out of the profits earned after December 31, 2007 to non-PRC tax resident investors would be subject to PRC withholding tax. The withholding tax would be 10%, unless a foreign investor’s tax jurisdiction has a tax treaty with China that provides for a lower withholding tax rate and the foreign investor is qualified as a beneficial owner under the relevant tax treaty.

In general, for circumstances not being tax evasion, the PRC tax authorities will conduct examinations of the PRC entities’ tax filings of up to five years. Accordingly, the PRC entities’ tax years from 2015 to 2020 remain subject to examination by the tax authorities.

Loss before income taxes consists of:

	For the Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Non – PRC	(98,709)	(127,243)	(142,750)	(21,879)
PRC	(126,537)	(263,835)	(298,903)	(45,809)
	(225,246)	(391,078)	(441,653)	(67,688)

The current and deferred components of the income tax expense (benefit) appearing in the consolidated statements of comprehensive loss are as follows:

	For the Year Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Current tax expense (benefit)	43,209	(16,570)	(24,047)	(3,685)
Deferred tax benefit	(9,158)	(22,416)	(13,577)	(2,081)
	34,051	(38,986)	(37,624)	(5,766)

A reconciliation of the differences between the statutory tax rate and the effective tax rate for EIT is as follows:

	For the Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Loss before income taxes	(225,246)	(391,078)	(441,653)	(67,688)
Income tax computed at the tax rate of 25%	(56,309)	(97,770)	(110,413)	(16,920)
Effect of different tax rates in different jurisdictions	11,758	19,393	10,715	1,642
Non-deductible expenses	4,661	8,472	74,225	11,375
Non-taxable income	(7,322)	(234)	(78,447)	(12,023)
Statutory income (expense)	—	3,216	(2,544)	(390)
Interest and penalty	—	(6,811)	(465)	(71)
Unrecognized tax positions	41,122	—	—	—
Deferred tax expense	—	32,358	(2,314)	(355)
Changes of valuation allowance	45,112	41,868	71,545	10,965
Withholding tax	(4,971)	(39,478)	74	11
Effect of tax rate change	—	—	—	—
	34,051	(38,986)	(37,624)	(5,766)

Deferred Tax

The components of deferred taxes are as follows:

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Deferred tax asset
Net operating loss*	163,538	105,783	16,212
Foreign exchange loss	—	3,232	495
Depreciation and amortization	6,262	9,954	1,526
Property, plant and equipment impairment	9,433	7,867	1,206
Deposits for non-current assets	16,350	18,475	2,831
Allowance for net investment in financing lease	4,518	4,856	744
Allowance for doubtful accounts	11,391	12,264	1,880
Lease liabilities	60,073	59,557	9,128
Other long-term assets	37,778	78,550	12,038
Equity investment	9,196	8,414	1,290
Others	1,891	2,686	413
Total deferred tax assets	320,430	311,638	47,763
less: Valuation allowance**	(260,850)	(257,579)	(39,476)
Net deferred tax assets	59,580	54,059	8,287

Deferred tax liabilities
Foreign exchange gain	(9,346)	—	—
Equity investment	(1,299)	—	—
Property, plant and equipment	(2,225)	(1,665)	(255)
Disposal of Beijing Century Friendship	(3,126)	(3,126)	(479)
Intangible assets	(132,566)	(130,074)	(19,937)
Right-of-use assets	(53,362)	(53,354)	(8,177)
Capitalized interest	(19,179)	(19,179)	(2,939)
Others	(3,915)	—	—

Total deferred tax liabilities	(225,018)	(207,398)	(31,787)

Deferred tax assets, net	—	—	—

Deferred tax liabilities, net	(165,438)	(153,339)	(23,500)

*     As of December 31, 2020, the Group had net operating losses from several of its PRC and oversea entities of RMB441,653 (US$67,688), which can be carried forward to offset future taxable profit. As per filed tax returns, the net operating loss from PRC entities will expire between 2021 to 2025. For the net operating loss from overseas entities, there is no limitation of expiration according to the statute of Hong Kong, Singapore and US.

**   The Group records a valuation allowance on its deferred tax assets that is sufficient to reduce the deferred tax assets to an amount that is more likely than not to be realized. Future reversal of the valuation allowance will be recognized either when the benefit is realized or when it has been determined that it is more likely than not that the benefit in future earnings will be realized.

The movement of valuation allowance is as follows:

	For the Year Ended December 31,
	2019	2020	2020
	RMB	RMB	US$
Balance at the beginning of year	(217,076)	(260,850)	(39,977)
Change of valuation allowance in the current year	(43,774)	3,271	501
Balance at the end of year	(260,850)	(257,579)	(39,476)

Unrecognized Tax Benefits

The reconciliation of the beginning and ending amount of unrecognized tax benefits excluding the penalty and interest is as follows:

	For the Years Ended December 31,
	2019	2020	2020
	RMB	RMB	US$
Balance at the beginning of year	81,000	98,984	15,170
Changes based on tax positions related to the current year	21,238	(6,446)	(988)
Additions related to prior year tax position	548	2,171	333
Decreases related to prior year tax position	(2,810)	(20,304)	(3,112)
Decreases relating to expiration of applicable statute of limitation	(1,386)	(7,213)	(1,105)
Foreign currency translation	394	(2,099)	(322)
Balance at the end of year	98,984	65,093	9,976

As of December 31, 2019, and 2020, the Group had unrecognized tax benefit of RMB 98,984 and RMB65,093 (US$ 9,976), respectively, among which, RMB27,385 and RMB20,975 (US$3,215) were presented on a net basis against the deferred tax assets related to tax losses carry forwards on the consolidated balance sheets. At December 31, 2019 and 2020, there were RMB60,711 and RMB29,030 (US$4,449) of unrecognized tax benefits that if recognized would affect the annual effective tax rate.

The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statute of limitations. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. However, an estimate of the range of the possible change cannot be made at this time.

The Group recognized an increase amounting to RMB8,309, a decrease amounting to RMB6,802 and a decrease amounting to RMB465 (US$71) in interest and penalties during the years ended December 31, 2018, 2019 and 2020, respectively. As of December 31, 2019, and 2020, the Group recognized of interest and penalties of RMB31,141 and RMB30,610 (US$4,691), respectively. Uncertain tax benefits were recorded as other long-term liabilities.

Value-added taxes (“VAT”)

Revenue earned from the provision of leasing and technical services was subject to 5% business tax prior to the pilot of VAT reform (e.g. Shanghai starts the VAT pilot on January 1, 2012). The final stage of VAT reform has come into effect on 1 May 2016, the pilot program of the collection of VAT in lieu of business tax has been promoted nationwide in a comprehensive manner.

Under the current VAT regulation, for the contracts signed prior to the pilot of VAT reform or the movable property acquired prior to the pilot of VAT reform for operating leasing, the relevant rental income from leasing arrangement of movable property could adopt the simple tax calculation method and be subject to 3% VAT levy rate. Other than the above, if the contracts signed after the pilot of VAT reform, the rental income derived from movable property leasing arrangement is subject to VAT at 17%. After a new VAT reform came into effect on 1 April 2019, the rental income derived from movable property leasing arrangement is subject to VAT at 13%. The technical service income is subject to VAT at 6%.